Legal Proceedings	12 Months Ended
Dec. 31, 2016
Legal Proceedings [Abstract]
Legal Proceedings

NOTE 19 Legal Proceedings

We establish accruals for legal proceedings, including litigation and regulatory and governmental investigations and inquiries, when information related to the loss contingencies represented by those matters indicates both that a loss is probable and that the amount of loss can be reasonably estimated. Any such accruals are adjusted thereafter as appropriate to reflect changed circumstances. When we are able to do so, we also determine estimates of possible losses or ranges of possible losses, whether in excess of any related accrued liability or where there is no accrued liability, for disclosed legal proceedings (“Disclosed Matters,” which are those matters disclosed in this Note 19). For Disclosed Matters where we are able to estimate such possible losses or ranges of possible losses, as of December 31, 2016, we estimate that it is reasonably possible that we could incur losses in excess of related accrued liabilities, if any, in an aggregate amount of up to approximately $475 million. The estimates included in this amount are based on our analysis of currently available information and are subject to significant judgment and a variety of assumptions and uncertainties. As new information is obtained we may change our estimates. Due to the inherent subjectivity of the assessments and unpredictability of outcomes of legal proceedings, any amounts accrued or included in this aggregate amount may not represent the ultimate loss to us from the legal proceedings in question. Thus, our exposure and ultimate losses may be higher, and possibly significantly so, than the amounts accrued or this aggregate amount.

In our experience, legal proceedings are inherently unpredictable. One or more of the following factors frequently contribute to this inherent unpredictability: the proceeding is in its early stages; the damages sought are unspecified, unsupported or uncertain; it is unclear whether a case brought as a class action will be allowed to proceed on that basis or, if permitted to proceed as a class action, how the class will be defined; the other party is seeking relief other than or in addition to compensatory damages (including, in the case of regulatory and governmental investigations and inquiries, the possibility of fines and penalties); the matter presents meaningful legal uncertainties, including novel issues of law; we have not engaged in meaningful settlement discussions; discovery has not started or is not complete; there are significant facts in dispute; the possible outcomes may not be amenable to the use of statistical or quantitative analytical tools; predicting possible outcomes depends on making assumptions about future decisions of courts or regulatory bodies or the behavior of other parties; and there are a large number of parties named as defendants (including where it is uncertain how damages or liability, if any, will be shared among multiple defendants). Generally, the less progress that has been made in the proceedings or the broader the range of potential results, the harder it is for us to estimate losses or ranges of losses that it is reasonably possible we could incur.

As a result of these types of factors, we are unable, at this time, to estimate the losses that are reasonably possible to be incurred or ranges of such losses with respect to some of the matters disclosed, and the aggregate estimated amount provided above does not include an estimate for every Disclosed Matter. Therefore, as the estimated aggregate amount disclosed above does not include all of the Disclosed Matters, the amount disclosed above does not represent our maximum reasonably possible loss exposure for all of the Disclosed Matters. The estimated aggregate amount also does not reflect any of our exposure to matters not so disclosed, as discussed below under “Other.”

We include in some of the descriptions of individual Disclosed Matters certain quantitative information related to the plaintiff’s claim against us as alleged in the plaintiff’s pleadings or other public filings or otherwise publicly available information. While information of this type may provide insight into the potential magnitude of a matter, it does not necessarily represent our estimate of reasonably possible loss or our judgment as to any currently appropriate accrual.

Some of our exposure in Disclosed Matters may be offset by applicable insurance coverage. We do not consider the possible availability of insurance coverage in determining the amounts of any accruals (although we record the amount of related insurance recoveries that are deemed probable up to the amount of the accrual) or in determining any estimates of possible losses or ranges of possible losses.

Interchange Litigation

Beginning in June 2005, a series of antitrust lawsuits were filed against Visa, MasterCard, and several major financial institutions, including cases naming National City (since merged into PNC) and its subsidiary, National City Bank of Kentucky (since merged into National City Bank which in turn was merged into PNC Bank). The plaintiffs in these cases are merchants operating commercial businesses throughout the U.S., as well as trade associations. Some of these cases (including those naming National City entities) were brought as class actions on behalf of all persons or business entities that have accepted Visa® or MasterCard®. The cases have been consolidated for pre-trial proceedings in the U.S. District Court for the Eastern District of New York under the caption In re Payment Card Interchange Fee and Merchant-Discount Antitrust Litigation (Master File No. 1:05-md-1720-JG-JO).

In July 2012, the parties entered into a memorandum of understanding with the class plaintiffs and an agreement in principle with certain individual plaintiffs with respect to a settlement of these cases, under which the defendants agreed to pay approximately $6.6 billion collectively to the class and individual settling plaintiffs and agreed to changes in the terms applicable to their respective card networks (including an eight-month reduction in default credit interchange rates). The parties entered into a definitive agreement with respect to this settlement in October 2012. The court granted final approval of the settlement in December 2013. Several objectors appealed the order of approval to the U.S. Court of Appeals for the Second Circuit, which issued an order in June 2016, reversing approval of the settlement and remanding for further proceedings. In November 2016, the plaintiffs filed a petition for a writ of certiorari with the U.S. Supreme Court to challenge the court of appeal’s decision, which is still pending.

As a result of the reversal of the approval of the settlement, the class actions have resumed in the district court. In November 2016, the district court appointed separate interim class counsel for a proposed class seeking damages and a proposed class seeking equitable (injunctive) relief. In February 2017, each of these counsel filed a proposed amended and supplemental complaint on behalf of its respective proposed class. These complaints make similar allegations, including that the defendants conspired to monopolize and to fix the prices for general purpose card network services, that the restructuring of Visa and MasterCard, each of which included an initial public offering, violated the antitrust laws, and that the defendants otherwise imposed unreasonable restraints on trade, resulting in the payment of inflated interchange fees and other fees, which also violated the antitrust laws. In their complaints, collectively the plaintiffs seek, among other things, injunctive relief, unspecified damages (trebled under the antitrust laws) and attorneys’ fees. PNC is named as a defendant in the complaint seeking damages but is not named as a defendant in the complaint that seeks equitable relief.

National City and National City Bank entered into judgment and loss sharing agreements with Visa and certain other banks with respect to all of the above referenced litigation. We were not originally named as defendants in any of the Visa or MasterCard related antitrust litigation nor were we initially parties to the judgment or loss sharing agreements. However, we became responsible for National City’s and National City Bank’s position in the litigation and responsibilities under the agreements through our acquisition of National City. In addition, following Visa’s reorganization in 2007 in contemplation of its initial public offering, U.S. Visa members received shares of Class B Visa common stock, convertible upon resolution of specified litigation, including the remaining litigation described above, into shares of Class A Visa common stock, with the conversion rate adjusted to reflect amounts paid or escrowed to resolve the specified litigation, and also remained responsible for indemnifying Visa against the specified litigation. Our Class B Visa common stock is all subject to this conversion adjustment provision, and we are now responsible for the indemnification obligations of our predecessors as well as ourselves. In March 2011, we entered into a MasterCard Settlement and Judgment Sharing Agreement with MasterCard and other financial institution defendants and an Omnibus Agreement Regarding Interchange Litigation Sharing and Settlement Sharing with Visa, MasterCard and other financial institution defendants. The Omnibus Agreement, in substance, apportions resolution of the claims in this litigation into a Visa portion and a MasterCard portion, with the Visa portion being two-thirds and the MasterCard portion being one-third. This apportionment only applies in the case of either a global settlement involving all defendants or an adverse judgment against the defendants, to the extent that damages either are related to the merchants’ inter-network conspiracy claims or are otherwise not attributed to specific MasterCard or Visa conduct or damages. The MasterCard portion (or any MasterCard-related liability not subject to the Omnibus Agreement) will then be apportioned under the MasterCard Settlement and Judgment Sharing Agreement among MasterCard and PNC and the other financial institution defendants that are parties to this agreement. The responsibility for the Visa portion (or any Visa-related liability not subject to the Omnibus Agreement) will be apportioned under the pre-existing indemnification responsibilities and judgment and loss sharing agreements.

CBNV Mortgage Litigation

Between 2001 and 2003, on behalf of either individual plaintiffs or proposed classes of plaintiffs, several separate lawsuits were filed in state and federal courts against Community Bank of Northern Virginia (CBNV), a PNC Bank predecessor, and other defendants asserting claims arising from second mortgage loans made to the plaintiffs. The state lawsuits were removed to federal court and, with the lawsuits that had been filed in federal court, were consolidated for pre-trial proceedings in a multidistrict litigation (MDL) proceeding in the U.S. District Court for the Western District of Pennsylvania under the caption In re: Community Bank of Northern Virginia Lending Practices Litigation (No. 03-0425 (W.D. Pa.), MDL No. 1674). In January 2008, the Pennsylvania district court issued an order sending back to the General Court of Justice, Superior Court Division, for Wake County, North Carolina the claims of two proposed class members, which have subsequently been dismissed.

In October 2011, the plaintiffs in the MDL proceeding filed a joint consolidated amended class action complaint covering all of the class action lawsuits pending in this proceeding. The amended complaint names CBNV, another bank, and purchasers of loans originated by CBNV and the other bank (including Residential Funding Company, LLC (RFC)) as defendants. (In December 2013, the Chapter 11 bankruptcy proceeding involving RFC was completed with the company being liquidated and claims against the company being resolved, including, through a settlement between the plaintiffs and RFC approved in November 2013, the claims in these lawsuits.) The principal allegations in the amended complaint are that a group of persons and entities collectively characterized as the “Shumway/Bapst Organization” referred prospective second residential mortgage loan borrowers to CBNV and the other bank, that CBNV and the other bank charged these borrowers improper title and loan fees at loan closings, that the disclosures provided to the borrowers at loan closings were inaccurate, and that CBNV and the other bank paid some of the loan fees to the Shumway/Bapst Organization as purported “kickbacks” for the referrals. The amended complaint asserts claims for violations of the Real Estate Settlement Procedures Act (RESPA), the Truth in Lending Act (TILA), as amended by the Home Ownership and Equity Protection Act (HOEPA), and the Racketeer Influenced and Corrupt Organizations Act (RICO).

The amended complaint seeks to certify a class of all borrowers who obtained a second residential non-purchase money mortgage loan, secured by their principal dwelling, from either CBNV or the other defendant bank, the terms of which made the loan subject to HOEPA. The plaintiffs seek, among other things, unspecified damages (including treble damages under RICO and RESPA), rescission of loans, declaratory and injunctive relief, interest, and attorneys’ fees. In November 2011, the defendants filed a motion to dismiss the amended complaint. In June 2013, the court granted in part and denied in part the motion, dismissing the claims of any plaintiff whose loan did not originate or was not assigned to CBNV, narrowing the scope of the RESPA claim, and dismissing several of the named plaintiffs for lack of standing. The court also dismissed the claims against the other lender defendant on jurisdictional grounds. The limitation of the potential class to CBNV borrowers reduces its size to approximately 26,500 from the 50,000 members alleged in the amended complaint. Also in June 2013, the plaintiffs filed a motion for class certification, which was granted in July 2013. In July 2015, the U.S. Court of Appeals for the Third Circuit affirmed the grant of class certification by the Pennsylvania district court. We moved for a rehearing of the appeal, which was denied in October 2015. In November 2015, we filed a petition for a writ of certiorari with the U.S. Supreme Court seeking review of the decision of the court of appeals, which was denied in February 2016. We filed motions with the district court for decertification and summary judgment in April 2016.

In August 2016, we reached a settlement with the plaintiffs. In December 2016, the court granted final approval of the settlement. Under this settlement, in February 2017, the matter was submitted to binding arbitration before a panel of three arbitrators, who will determine whether we will pay the plaintiff class either an amount (inclusive of class counsel fees and expenses) we proposed ($24 million) or an amount proposed by the plaintiffs ($70 million), with no discretion to choose any other amount. The arbitrators are required to reach a decision by the end of March 2017.

Overdraft Litigation

Beginning in October 2009, PNC Bank, National City Bank and RBC Bank (USA) have been named in lawsuits brought as class actions relating to the manner in which they charged overdraft fees on ATM and debit transactions to customers and related matters. All but two of these lawsuits, both pending against RBC Bank (USA), have been settled. The following is a description of the remaining pending lawsuits.

The pending lawsuits naming RBC Bank (USA), along with similar lawsuits pending against other banks, have been consolidated for pre-trial proceedings in the U.S. District Court for the Southern District of Florida (the MDL Court) under the caption In re Checking Account Overdraft Litigation (MDL No. 2036, Case No. 1:09-MD-02036-JLK ). A consolidated amended complaint was filed in December 2010 that consolidated all of the claims in these MDL Court cases. The first case against RBC Bank (USA) pending in the MDL Court (Dasher v. RBC Bank (10-cv-22190-JLK)) was filed in July 2010 in the U.S. District Court for the Southern District of Florida. The other case against RBC Bank (USA) (Avery v. RBC Bank (Case No. 10-cv-329)) was originally filed in North Carolina state court in July 2010 and was removed to the U.S. District Court for the Eastern District of North Carolina before being transferred to the MDL Court. A consolidated amended complaint was filed in November 2014.

These cases seek to certify multi-state classes of customers for the common law claims described below (covering all states in which RBC Bank (USA) had retail branch operations during the class periods), and subclasses of RBC Bank (USA) customers with accounts in North Carolina branches, with each subclass being asserted for purposes of claims under those states’ consumer protection statutes. No class periods are stated in any of the complaints, other than for the applicable statutes of limitations, which vary by state and claim.

The customer agreements with the plaintiffs in these two cases contain arbitration provisions. RBC Bank (USA)’s original motion in Dasher to compel arbitration under these provisions was denied by the MDL Court. This denial was appealed to the U.S. Court of Appeals for the Eleventh Circuit. While this appeal was pending, the U.S. Supreme Court issued its decision in AT&T Mobility v. Concepcion, following which the court of appeals vacated the MDL Court’s denial of the arbitration motion and remanded to the MDL Court for further consideration in light of the Concepcion decision. RBC Bank (USA)’s motion to compel arbitration, now covering both Dasher and Avery, was denied in January 2013. We appealed the denial of the motion to the U.S. Court of Appeals for the Eleventh Circuit, which, in February 2014, affirmed the order of the district court denying arbitration. We filed a motion asking the court of appeals to reconsider its decision, which it denied in March 2014. In December 2014, we filed a motion to compel arbitration as to the claims of the plaintiff in Dasher based on an arbitration provision added to the PNC account agreement in 2013. In August 2015, the district court denied our motion. Later in August 2015, we appealed the denial of our arbitration motion to the court of appeals. The appeal is pending. In December 2014, we filed a motion to dismiss the complaint. In February 2016, the district court denied our motion.

The consolidated amended complaint alleges that the banks engaged in unlawful practices in assessing overdraft fees arising from electronic point-of-sale and ATM debits. The principal practice challenged in these lawsuits is the banks’ purportedly common policy of posting debit transactions on a daily basis from highest amount to lowest amount, thereby allegedly inflating the number of overdraft fees assessed. Other practices challenged include the failure to decline to honor debit card transactions where the account has insufficient funds to cover the transactions.

The plaintiffs assert claims for breach of contract and the covenant of good faith and fair dealing; unconscionability; conversion; unjust enrichment; and violation of the consumer protection statute of North Carolina. The plaintiffs seek, among other things, restitution of overdraft fees paid, unspecified actual and punitive damages (with actual damages, in some cases, trebled under state law), pre-judgment interest, attorneys’ fees, and declaratory relief finding the overdraft policies to be unfair and unconscionable.

Fulton Financial

In 2009, Fulton Financial Advisors, N.A. filed lawsuits against PNC Capital Markets, LLC and NatCity Investments, Inc. in the Court of Common Pleas of Lancaster County, Pennsylvania arising out of Fulton’s purchase of auction rate certificates (ARCs) through PNC and NatCity. Each of the lawsuits alleges violations of the Pennsylvania Securities Act, negligent misrepresentation, negligence, breach of fiduciary duty, common law fraud, and aiding and abetting common law fraud in connection with the purchase of the ARCs by Fulton. Specifically, Fulton alleges that, as a result of the decline of financial markets in 2007 and 2008, the market for ARCs became illiquid; that PNC and NatCity knew or should have known of the increasing threat of the ARC market becoming illiquid; and that PNC and NatCity did not inform Fulton of this increasing threat, but allowed Fulton to continue to purchase ARCs, to Fulton’s detriment. In its complaints, Fulton alleges that it then held ARCs purchased through PNC for a price of more than $123 million and purchased through NatCity for a price of more than $175 million. In each complaint, Fulton seeks, among other things, unspecified actual and punitive damages, rescission, attorneys’ fees and interest.

In the case against PNC (Fulton Financial Advisors, N.A. v. PNC Capital Markets, LLC (CI 09-10838)), PNC filed preliminary objections to Fulton’s complaint, which were denied. NatCity removed the case against it to the U.S. District Court for the Eastern District of Pennsylvania (Fulton Financial Advisors, N.A. v. NatCity Investments, Inc. (No. 5:09-cv-04855)), and in November 2009 filed a motion to dismiss the complaint. In October 2013, the court granted the motion to dismiss with respect to claims under the Pennsylvania Securities Act and for negligent misrepresentation, common law fraud, and aiding and abetting common law fraud and denied the motion with respect to claims for negligence and breach of fiduciary duty. Fulton filed an amended complaint in December 2013, reasserting its negligence and breach of fiduciary duty claims and adding a new claim under the Pennsylvania Securities Act. Fulton and NatCity filed motions for summary judgment in February 2015. In January 2017, the court granted NatCity’s motion for summary judgment with respect to the claim under the Pennsylvania Securities Act and otherwise denied both Fulton’s and NatCity’s motions.

Captive Mortgage Reinsurance Litigation

In December 2011, a lawsuit (White, et al. v. The PNC Financial Services Group, Inc., et al. (Civil Action No. 11-7928)) was filed against PNC (as successor in interest to National City Corporation and several of its subsidiaries) and several mortgage insurance companies in the U.S. District Court for the Eastern District of Pennsylvania. This lawsuit, which was brought as a class action, alleges that National City structured its program of reinsurance of private mortgage insurance in such a way as to avoid a true transfer of risk from the mortgage insurers to National City’s captive reinsurer. The plaintiffs allege that the payments from the mortgage insurers to the captive reinsurer constitute kickbacks, referral payments, or unearned fee splits prohibited under the Real Estate Settlement Procedures Act (RESPA), as well as common law unjust enrichment. The plaintiffs claim, among other things, that from the beginning of 2004 until the end of 2010 National City’s captive reinsurer collected from the mortgage insurance company defendants at least $219 million as its share of borrowers’ private mortgage insurance premiums and that its share of paid claims during this period was approximately $12 million. The plaintiffs seek to certify a nationwide class of all persons who obtained residential mortgage loans originated, funded or originated through correspondent lending by National City or any of its subsidiaries or affiliates between January 1, 2004 and the present and, in connection with these mortgage loans, purchased private mortgage insurance and whose residential mortgage loans were included within National City’s captive mortgage reinsurance arrangements. Plaintiffs seek, among other things, statutory damages under RESPA (which include treble damages), restitution of reinsurance premiums collected, disgorgement of profits, and attorneys’ fees. In August 2012, the district court directed the plaintiffs to file an amended complaint, which the plaintiffs filed in September 2012. In November 2012, we filed a motion to dismiss the amended complaint. The court dismissed, without prejudice, the amended complaint in June 2013 on statute of limitations grounds. A second amended complaint, in response to the court’s dismissal order, was filed in July 2013. We filed a motion to dismiss the second amended complaint, also in July 2013. In August 2014, the court denied the motion to dismiss. We then filed an uncontested motion to stay all proceedings pending the outcome of another matter then on appeal before the U.S. Court of Appeals for the Third Circuit that involves overlapping issues. In September 2014, the district court granted the stay. In October 2014, the court of appeals decided that other matter, holding that the RESPA claims in that case were barred by the statute of limitations. We then filed a motion for reconsideration of the denial of our motion to dismiss in light of the court of appeals’ decision. In January 2015, the district court denied our motion. In March 2015, the parties stipulated to, and the court ordered, a stay of all proceedings pending the outcome of a new other matter currently on appeal before the U.S. Court of Appeals for the Third Circuit that also involves overlapping issues. In February 2016, the court of appeals in the other matter issued a decision favorable to our position.

In September 2016, the plaintiffs moved to lift the stay and for permission to file a Third Amended Class Action Complaint to add claims under the Racketeer Influenced and Corrupt Organizations Act (RICO) and to assert that the RESPA claim is not barred by the statute of limitations under the “continuing violation theory” because every acceptance of a reinsurance premium is a new occurrence for these purposes. In January 2017, the court denied the plaintiffs’ motion to amend to add a RICO claim, but granted their motion permitting them to rely on the continuing violation theory to assert claims under RESPA. We have filed a petition to certify this issue for interlocutory appeal to U.S. Court of Appeals for the Third Circuit and have sought a stay in the district court pending an appeal.

Residential Mortgage-Backed Securities Indemnification Demands

We have received indemnification demands from several entities sponsoring residential mortgage-backed securities and their affiliates where purchasers of the securities have brought litigation against the sponsors and other parties involved in the securitization transactions. National City Mortgage had sold whole loans to the sponsors or their affiliates that were allegedly included in certain of these securitization transactions. According to the indemnification demands, the plaintiffs’ claims in these lawsuits are based on alleged misstatements and omissions in the offering documents for these transactions. The indemnification demands assert that agreements governing the sale of these loans or the securitization transactions to which National City Mortgage was a party require us to indemnify the sponsors and their affiliates for losses suffered in connection with these lawsuits. The parties have settled several of these cases. There has not been any determination that the parties seeking indemnification have any liability to the plaintiffs in the other lawsuits and the amount, if any, for which we are responsible in the settled cases has not been determined.

Patent Infringement Litigation

In June 2013, a lawsuit (Intellectual Ventures I LLC and Intellectual Ventures II LLC vs. PNC Financial Services Group, Inc., and PNC Bank, NA, (Case No. 2:13-cv-00740-AJS)(IV 1)) was filed in the U.S. District Court for the Western District of Pennsylvania against PNC and PNC Bank for patent infringement. The plaintiffs allege that multiple systems by which PNC and PNC Bank provide online banking services and other services via electronic means infringe five patents owned by the plaintiffs. The plaintiffs seek, among other things, a declaration that PNC and PNC Bank are infringing each of the patents, damages for past and future infringement, and attorneys’ fees. In July 2013, we filed an answer with counterclaims, denying liability and seeking declarations that the asserted patents are invalid and that PNC has not infringed them. In November 2013, PNC filed Covered Business Method/Post Grant Review petitions in the U.S. Patent & Trademark Office (PTO) seeking to invalidate all five of the patents. In December 2013, the court dismissed the plaintiffs’ claims as to two of the patents and entered a stay of the lawsuit pending the PTO’s consideration of PNC’s review petitions, including any appeals from decisions of the PTO. The PTO instituted review proceedings in May 2014 on four of the five patents at issue, finding that the subject matter of those patents was “more likely than not” unpatentable. The court had previously dismissed the plaintiffs’ claims with respect to the one patent not selected for review by the PTO. In separate decisions issued in April and May 2015, the PTO invalidated all claims with respect to the patents that were still at issue in IV 1. In July 2015, in an appeal arising out of proceedings against a different defendant relating to some of the same patents, the U.S. Court of Appeals for the Federal Circuit affirmed the invalidity of the two patents at issue in both IV 1 and the Federal Circuit appeal. As a result, all of the patents at issue in IV 1 not subject to the prior dismissal have been invalidated. In October 2015, the plaintiffs moved to dismiss with prejudice their claims arising from the patents that had not been subject to prior dismissal in IV 1, which the court granted.

In June 2014, Intellectual Ventures filed a second lawsuit (Intellectual Ventures I LLC and Intellectual Ventures II LLC v. PNC Bank Financial Services Group, Inc., PNC Bank NA, and PNC Merchant Services Company, LP (Case No. 2:14-cv-00832-AKS)(IV 2)) in the same court as IV 1. This lawsuit alleges that PNC defendants infringed five patents, including the patent dismissed in IV 1 that is not subject to PTO review, and relates generally to the same technology and subject matter as the first lawsuit. The court has stayed this case, which was consolidated with IV 1 in August 2014, pending the PTO’s consideration of various review petitions of the patents at issue in this case, as well as the review of the patents at issue in IV 1 and the appeals from any PTO decisions. In April 2015, the PTO, in a proceeding brought by another defendant, upheld the patentability of one of the patents at issue in IV 2. That decision was appealed to the Federal Circuit, which affirmed it in February 2016. After decisions adverse to the patent holder in the PTO and several U.S. District Courts on three of the remaining patents, in October 2015, the plaintiffs voluntarily dismissed without prejudice their claims with respect to those three patents, leaving two patents at issue in this lawsuit. The plaintiffs moved to deconsolidate IV 1 and IV 2 and to lift the stay. The court denied this motion in October 2015, continuing the stay until certain court proceedings against other defendants related to the same patents are resolved.

Mortgage Repurchase Litigation

In December 2013, Residential Funding Company, LLC (RFC) filed a lawsuit in the U.S. District Court for the District of Minnesota against PNC Bank, as alleged successor in interest to National City Mortgage Co., NCMC Newco, Inc., and North Central Financial Corporation (Residential Funding Company, LLC v. PNC Bank, N.A., et al. (Civil No. 13-3498- JRT-JSM)). In its complaint, RFC alleges that PNC Bank (through predecessors) sold $6.5 billion worth of residential mortgage loans to RFC during the timeframe at issue (approximately May 2006 through September 2008), a portion of which were allegedly materially defective, resulting in damages and losses to RFC. RFC alleges that PNC Bank breached representations and warranties made under seller contracts in connection with these sales. The complaint asserts claims for breach of contract and indemnification. RFC seeks, among other things, monetary damages, costs, and attorney’s fees. In March 2014, we filed a motion to dismiss the complaint. RFC then filed an amended complaint, as well as a motion to transfer the lawsuit to the U.S. Bankruptcy Court for the Southern District of New York. In April 2014, we moved to dismiss the amended complaint. In June 2014, RFC withdrew its motion to transfer the lawsuit. In October 2014, the court granted our motion to dismiss with prejudice the breach of contract claims in the complaint with respect to loans sold before May 14, 2006 and otherwise denied our motion to dismiss. In January 2015, the lawsuit was consolidated for pre-trial purposes with other lawsuits pending in the District of Minnesota filed by RFC against other originators of mortgage loans that it had purchased. The consolidated action is captioned In Re: RFC and RESCAP Liquidating Trust Litigation (Civil File No. 13-cv-3451 (SRN/JJK/HB)). In September 2015, RFC filed a motion for leave to file a second amended complaint to add claims based on an asserted principle that loan sellers had a continuing contractual obligation to provide notice of loan defects, which RFC claims should allow it to assert contract claims as to pre-May 14, 2006 loans notwithstanding the prior dismissal of those claims with prejudice. In November 2015, the court granted RFC’s motion, and RFC filed its second amended complaint thereafter.

In January 2017, the ResCap Liquidating Trust (RLT) filed a lawsuit in the U.S. District Court for the District of Minnesota against PNC Bank, as successor in interest to Community Bank of Northern Virginia (CBNV) (ResCap Liquidating Trust v. PNC Bank, N.A. (No. 17-cv-196-JRT-FLN)). In its complaint, the RLT alleges that PNC Bank (as successor to CBNV) sold over 21,300 mortgage loans to RFC, with an original principal balance in excess of $789 million, which were included in RFC-sponsored RMBS trusts for which liabilities were settled in RFC’s bankruptcy. The RLT alleges that PNC Bank (as successor to CBNV) materially breached its representation and warranties made to RFC in connection with the sale of the loans, resulting in damages and losses to RFC. The complaint asserts claims for breach of contract and indemnification and seeks, among other things, monetary damages, costs, and attorney’s fees. The action has been consolidated for pre-trial purposes into In Re: RFC and RESCAP Liquidating Trust Litigation. Pre-need Funeral Arrangements

National City Bank and PNC Bank are defendants in a lawsuit filed in the U.S. District Court for the Eastern District of Missouri under the caption Jo Ann Howard, P.C., et al. v. Cassity, et al. (No. 4:09-CV-1252-ERW) arising out of trustee services provided by Allegiant Bank, a National City Bank and PNC Bank predecessor, with respect to Missouri trusts that held pre-need funeral contract assets. Under a pre-need funeral contract, a customer pays an amount up front in exchange for payment of funeral expenses following the customer’s death. In a number of states, including Missouri, pre-need funeral contract sellers are required to deposit a portion of the proceeds of the sale of pre-need funeral contracts in a trust account.

The lawsuit was filed in August 2009 by the Special Deputy Receiver for three insolvent affiliated companies, National Prearranged Services, Inc. a seller of pre-need funeral contracts (NPS), Lincoln Memorial Life Insurance Company (Lincoln), and Memorial Service Life Insurance Company (Memorial). Seven individual state life and health insurance guaranty associations, who claim they are liable under state law for payment of certain benefits under life insurance policies sold by Lincoln and Memorial, and the National Organization of Life & Health Guaranty Associations have also joined the action as plaintiffs. In addition to National City Bank and PNC Bank (added following filing of the lawsuit as successor-in-interest to National City Bank) (the PNC defendants), other defendants included members of the Cassity family, who controlled NPS, Lincoln, and Memorial; officers and directors of NPS, Lincoln, and Memorial; auditors and attorneys for NPS, Lincoln, and Memorial; the trustees of each of the trusts that held pre-need funeral contract assets; and the investment advisor to the Pre-need Trusts. NPS retained several banks to act as trustees for the trusts holding NPS pre-need funeral contract assets (the NPS Trusts), with Allegiant Bank acting as one of these trustees with respect to seven Missouri NPS Trusts. All of the other defendants have settled with the plaintiffs, are otherwise no longer a party to the lawsuit, or are insolvent.

In their Third Amended Complaint, filed in 2012 following the granting by the court in part of motions to dismiss made by the PNC defendants and the other NPS Trust trustees, the plaintiffs allege that Allegiant Bank breached its fiduciary duties and acted negligently as the trustee for the Missouri NPS Trusts. In part as a result of these breaches, the plaintiffs allege, members of the Cassity family, acting in concert with other defendants, were able to improperly remove millions of dollars from the NPS Trusts, which in turn caused NPS, Lincoln, and Memorial to become insolvent. The complaint alleges $600 million in present and future losses to the plaintiffs due to the insolvency of NPS, Lincoln, and Memorial. The lawsuit seeks, among other things, unspecified actual and punitive damages, various equitable remedies including restitution, attorneys’ fees, costs of suit and interest.

In July 2013, five of the six defendants in a parallel federal criminal action, including two members of the Cassity family, entered into plea agreements with the U.S. to resolve criminal charges arising out of their conduct at NPS, Lincoln and Memorial. In August 2013, after a jury trial, the sixth defendant, the investment advisor to the NPS Trusts, was convicted on all criminal counts against him. The criminal charges against the defendants alleged, among other thing, a scheme to defraud Allegiant Bank and the other trustees of the NPS Trusts.

In May 2014, the court granted the plaintiffs’ motion to disallow the PNC defendants’ affirmative defense relating to the plaintiffs’ alleged failure to mitigate damages. In July 2014, the PNC defendants’ motion for reconsideration was denied. In September 2014, the plaintiffs filed a motion seeking leave to amend their complaint to reassert aiding and abetting claims, previously dismissed by the court in 2012. The court denied this motion in December 2014. Also in December 2014, the court granted in part and denied in part the PNC defendants’ motion for summary judgment.

In March 2015, following a jury trial, the court entered a judgment against the PNC defendants in the amount of $356 million in compensatory damages and $36 million in punitive damages. In April 2015, the plaintiffs filed motions with the court seeking $179 million in pre-judgment interest. Also, in April 2015, the PNC defendants filed motions with the court to reduce the compensatory damages by the amounts paid in settlement by other defendants, to strike the punitive damages award, for judgment as a matter of law, and for a new trial. In November 2015, the court granted the motion to reduce the compensatory damages by amounts paid in settlement by other defendants and denied the other motions by the PNC defendants, with the judgment being reduced as a result to a total of $289 million, and also denied the plaintiffs’ motion for pre-judgment interest. In December 2015, the PNC defendants appealed the judgment to the U.S. Court of Appeals for the Eighth Circuit. Also in December 2015, the plaintiffs cross-appealed from the court's orders reducing the judgment by amounts paid in settlement by other defendants, denying plaintiffs’ motion for pre-judgment interest, and dismissing the plaintiffs’ aiding and abetting claims. These appeals were argued before the court of appeals in September 2016.

DD Growth Premium Master Fund

In June 2014, the liquidators of the DD Growth Premium Master Fund (DD Growth) issued a Plenary Summons in the High Court, Dublin, Ireland, in connection with the provision of administration services to DD Growth by a European subsidiary (GIS Europe) of PNC Global Investment Servicing (PNC GIS), a former subsidiary of PNC. The Plenary Summons was served on GIS Europe in June 2015.

In July 2010, we completed the sale of PNC GIS to The Bank of New York Mellon Corporation (BNY Mellon). Beginning in February 2014, BNY Mellon has provided notice to us of three indemnification claims pursuant to the stock purchase agreement related to DD Growth. Our responsibility for this litigation is subject to the terms and limitations included in the indemnification provisions of the stock purchase agreement.

In its Statement of Claim, which the liquidator served in July 2015, the liquidator alleges, among other things, that GIS Europe breached its contractual duties to DD Growth as well as an alleged duty of care to DD Growth, and to investors in DD Growth, and makes claims of breach of the administration and accounting services agreement, breach of the middle office agreement, negligence, gross negligence, and breach of duty. The statement of claim further alleges claims for loss in the net asset value of the fund and loss of certain subscriptions paid into the fund in the amounts of $283 million and $134 million respectively. The statement of claim seeks, among other things, damages, costs, and interest.

Other Regulatory and Governmental Inquiries

We are the subject of investigations, audits and other forms of regulatory and governmental inquiry covering a broad range of issues in our consumer, mortgage, brokerage, securities and other financial services businesses, as well as other aspects of our operations. In some cases, these inquiries are part of reviews of specified activities at multiple industry participants; in others, they are directed at PNC individually. These inquiries, including those described below, may lead to administrative, civil or criminal proceedings, and possibly result in remedies including fines, penalties, restitution, or alterations in our business practices, and in additional expenses and collateral costs and other consequences. These inquiries may result in significant reputational harm or other adverse collateral consequences even if direct resulting remedies are not material to us.

• One area of significant regulatory and governmental focus has been mortgage lending and servicing. Numerous federal and state governmental, legislative and regulatory authorities are investigating practices in this area. We have received inquiries from, or is the subject of investigations by, a broad range of governmental, legislative and regulatory authorities relating to our activities in this area and is cooperating with these investigations and inquiries. As a result of the number and range of authorities conducting the investigations and inquiries, as well as the nature of these types of investigations and inquiries, among other factors, we cannot at this time predict the ultimate overall cost to or effect on us from potential governmental, legislative or regulatory actions arising out of these investigations and inquiries.

• In April 2011, as a result of a publicly-disclosed interagency horizontal review of residential mortgage servicing operations at fourteen federally regulated mortgage servicers, PNC entered into a consent order with the Board of Governors of the Federal Reserve System and PNC Bank entered into a consent order with the Office of the Comptroller of the Currency. Collectively, these consent orders describe certain foreclosure-related practices and controls that the regulators found to be deficient and require PNC and PNC Bank to, among other things, develop and implement plans and programs to enhance our residential mortgage servicing and foreclosure processes, retain an independent consultant to review certain residential mortgage foreclosure actions, take certain remedial actions, and oversee compliance with the orders and the new plans and programs.

In connection with these orders, we established a Compliance Committee of the Boards of Directors of PNC and PNC Bank to monitor and coordinate PNC’s and PNC Bank’s implementation of the commitments under the orders. PNC and PNC Bank are executing Action Plans designed to meet the requirements of the orders. Consistent with the orders, we also engaged an independent consultant to conduct a review of certain residential foreclosure actions, including those identified through borrower complaints, and identify whether any remedial actions for borrowers are necessary.

In early 2013, PNC and PNC Bank, along with twelve other residential mortgage servicers, reached agreements with the OCC and the Federal Reserve to amend these consent orders. Pursuant to the amended consent orders, in order to accelerate the remediation process, we agreed to make a payment of $70 million for distribution to potentially affected borrowers in the review population and to provide $111 million in additional loss mitigation or other foreclosure prevention relief, which could be satisfied pursuant to the amended consent orders by a variety of borrower relief actions or by additional cash payments or resource commitments to borrower counseling or education.

In June 2015, the OCC issued an order finding that PNC Bank had satisfied all of its obligations under the OCC’s 2013 amended consent order and terminating PNC Bank’s 2011 consent order and 2013 amended consent order. The OCC retained jurisdiction over the distribution of remaining funds contributed by PNC Bank under its 2013 amended consent order. PNC’s consent order with the Federal Reserve, as amended, remains open and does not foreclose the potential for civil money penalties from the Federal Reserve. The range of potential penalties communicated to PNC from the Federal Reserve in connection with the consent orders is not material and we do not otherwise expect any additional financial charges from the Federal Reserve consent orders to be material.

• In February 2012, the Department of Justice, other federal regulators and 49 state attorneys general announced agreements with the five largest mortgage servicers. Written agreements were filed with the U.S. District Court for the Southern District of New York in March 2012. Under these agreements, the mortgage servicers will make cash payments to federal and state governments, provide various forms of financial relief to borrowers, and implement new mortgage servicing standards. These governmental authorities are continuing their review of, and have engaged in discussions with, other mortgage servicers, including PNC, that were subject to the interagency horizontal review, which could result in the imposition of substantial payments and other forms of relief (similar to that agreed to by the five largest servicers) on some or all of these mortgage servicers, including PNC. Whether and to what extent any such relief may be imposed on PNC is not yet known.

• We received subpoenas from the U.S. Attorney’s Office for the Southern District of New York. The first two subpoenas, served in 2011, concern National City Bank’s lending practices in connection with loans insured by the Federal Housing Administration (FHA) as well as certain non-FHA-insured loan origination, sale and securitization practices. A third, served in 2013, seeks information regarding claims for costs that are incurred by foreclosure counsel in connection with the foreclosure of loans insured or guaranteed by FHA, FNMA or FHLMC. We are cooperating with the investigations.

Our practice is to cooperate fully with regulatory and governmental investigations, audits and other inquiries, including those described in this Note 19.

Other

In addition to the proceedings or other matters described above, PNC and persons to whom we may have indemnification obligations, in the normal course of business, are subject to various other pending and threatened legal proceedings in which claims for monetary damages and other relief are asserted. We do not anticipate, at the present time, that the ultimate aggregate liability, if any, arising out of such other legal proceedings will have a material adverse effect on our financial position. However, we cannot now determine whether or not any claims asserted against us or others to whom we may have indemnification obligations, whether in the proceedings or other matters described above or otherwise, will have a material adverse effect on our results of operations in any future reporting period, which will depend on, among other things, the amount of the loss resulting from the claim and the amount of income otherwise reported for the reporting period.